Other Non-Current Assets - Schedule of Other Non-Current Assets (Details) - USD ($)		Mar. 31, 2025	Sep. 30, 2024
Schedule of Other Non-Current Assets [Abstract]
Prepayment for purchase of customized equipment		$ 7,018,617	$ 7,257,752
Prepaid construction fee		2,492,343	1,238,336
Long-term security deposit for land use right	[1]	609,730	630,504
Other non-current assets		$ 10,120,690	$ 9,126,592

[1]	The balance is the long-term security deposit to the Bureau of Finance in Wujin Technology Industrial District guaranteeing the Company’s investment in the construction of Changzhou manufacturing plants.